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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
Address: 150 King Street, West, Suite 2108
         P.O. Box 52
         Toronto, Ontario, Canada, M5H 1J9



Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas M. Jones
Title:   President
Phone:   416-366-1122 ext 224


Signature, Place, and Date of Signing:

Douglas M. Jones    Toronto, Ontario, Canada    January 31, 2012
------------------  --------------------------  -----------------
[Signature]         [City, State]               [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  69
Form 13F Information Table Value Total:  $377,411
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                             Value    Shares
Name of Issuer    Title of Class   CUSIP    ($USD)      or     SH/ PUT/ Investment  Other    Voting Authority
--------------    -------------- --------- --------- --------- --- ---- ---------- -------- ------------------
                                                     Principal
                                           (x$1,000)  Amount   PRN CALL Discretion Managers  SOLE  SHARED NONE
                                           --------- --------- --- ---- ---------- -------- ------ ------ ----
AGRIUM INC.......   COM          008916108 $  6,781   101280   SH          sole             101280
ALTRIA GROUP
  INC............   COM          02209S103 $     56     1900   SH          sole               1900
AT&T INC.........   COM          00206R102 $ 25,963   858550   SH          sole             858550
BANK
  MONTREAL
  QUE............   COM          063671101 $ 23,526   429970   SH          sole             429970
BANK NOVA
  SCOTIA
  HALIFAX........   COM          064149107 $    239     4800   SH          sole               4800
BARRICK GOLD
  CORP...........   COM          067901108 $ 15,397   340735   SH          sole             340735
BCE INC..........   COM NEW      05534B760 $    110     2650   SH          sole               2650
BROOKFIELD
  ASSET MGMT
  INC............   CL A LTD     112585104 $     24      880   SH          sole                880
CANADIAN NAT
  RES LTD........   COM          136385101 $     44     1180   SH          sole               1180
CANADIAN NATL
  RY CO..........   COM          136375102 $    102     1300   SH          sole               1300
CARNIVAL
  CORP...........   PAIRED CT    143658300 $     11      345   SH          sole                345
CDN IMPERIAL
  BK OF
  COMMERCE.......   COM          136069101 $  1,514    20955   SH          sole              20955
CENOVUS
  ENERGY INC.....   COM          15135U109 $    399    12060   SH          sole              12060
CHEVRON CORP
  NEW............   COM          166764100 $    157     1475   SH          sole               1475
COCA COLA
  CO.............   COM          191216100 $ 10,584   151270   SH          sole             151270
COLGATE
  PALMOLIVE
  CO.............   COM          194162103 $     65      700   SH          sole                700
CONOCOPHILLIPS...   COM          20825C104 $     15      200   SH          sole                200
CVS CAREMARK
  CORPORATION....   COM          126650100 $      6      150   SH          sole                150
DANAHER CORP
  DEL............   COM          235851102 $    155     3300   SH          sole               3300
DIAGEO P L C.....   SPON ADR     25243Q205 $     79      900   SH          sole                900
ENBRIDGE INC.....   COM          29250N105 $  3,301    88520   SH          sole              88520
ENCANA CORP......   COM          292505104 $     83     4500   SH          sole               4500
EXXON MOBIL
  CORP...........   COM          30231G102 $    467     5510   SH          sole               5510
GENERAL
  ELECTRIC
  CO.............   COM          369604103 $  9,102   508210   SH          sole             508210
GENERAL MLS
  INC............   COM          370334104 $  9,283   229730   SH          sole             229730
GOOGLE INC.......   CL A         38259P508 $ 13,503    20905   SH          sole              20905
HOME DEPOT
  INC............   COM          437076102 $ 16,448   391250   SH          sole             391250
HONEYWELL
  INTL INC.......   COM          438516106 $     10      190   SH          sole                190
IMPERIAL OIL
  LTD............   COM NEW      453038408 $    188     4230   SH          sole               4230
INTEL CORP.......   COM          458140100 $     17      700   SH          sole                700
INTL PAPER
  CO.............   COM          460146103 $     11      385   SH          sole                385
ISHARES TR.......   HIGH YLD     464288513 $     20      225   SH          sole                225
ISHARES TR.......   IBOXX INV    464287242 $     73      645   SH          sole                645
JOHNSON &
  JOHNSON........   COM          478160104 $ 13,172   200860   SH          sole             200860
KELLOGG CO.......   COM          487836108 $  8,976   177490   SH          sole             177490
KRAFT FOODS
  INC............   CL A         50075N104 $ 20,781   556235   SH          sole             556235
MAGNA INTL
  INC............   COM          559222401 $  1,576    47330   SH          sole              47330
MANULIFE FINL
  CORP...........   COM          56501R106 $      3      250   SH          sole                250
MCDONALDS
  CORP...........   COM          580135101 $ 10,024    99910   SH          sole              99910
MERCK & CO INC
  NEW............   COM          58933Y105 $     23      620   SH          sole                620
MICROSOFT
  CORP...........   COM          594918104 $ 16,092   619890   SH          sole             619890
NEXEN INC........   COM          65334H102 $  9,728   612935   SH          sole             612935
NEXTERA
  ENERGY INC.....   COM          65339F101 $ 13,579   223040   SH          sole             223040
NORFOLK
  SOUTHERN
  CORP...........   COM          655844108 $  9,076   124570   SH          sole             124570
ORACLE CORP......   COM          68389X105 $    103     4000   SH          sole               4000
PENN WEST PETE
  LTD NEW........   COM          707887105 $ 19,027   962465   SH          sole             962465
PFIZER INC.......   COM          717081103 $     24     1090   SH          sole               1090
PHILIP MORRIS
  INTL INC.......   COM          718172109 $    149     1900   SH          sole               1900
POWERSHARES
  QQQ TRUST......   UNIT SER     73935A104 $     18      317   SH          sole                317
PROCTER &
  GAMBLE CO......   COM          742718109 $ 12,215   183106   SH          sole             183106
ROYAL BK CDA
  MONTREAL
  QUE............   COM          780087102 $ 18,856   370490   SH          sole             370490
ROYAL DUTCH
  SHELL PLC......   SPONS ADR    780259206 $     48      650   SH          sole                650
SANOFI...........   SPONSORED    80105N105 $  7,899   216170   SH          sole             216170
SELECT SECTOR
  SPDR TR........   SBI CONS     81369Y308 $     41     1251   SH          sole               1251
SELECT SECTOR
  SPDR TR........   SBI CONS     81369Y407 $     22      555   SH          sole                555
SPDR S&P 500 ETF
  TR.............   TR UNIT      78462F103 $     35      277   SH          sole                277
SUN LIFE FINL
  INC............   COM          866796105 $    178     9620   SH          sole               9620
SUNCOR ENERGY
  INC NEW........   COM          867224107 $ 18,354   638030   SH          sole             638030
TALISMAN
  ENERGY INC.....   COM          87425E103 $  8,497   668590   SH          sole             668590
TELUS CORP.......   NON-VTG S    87971M202 $    562    10505   SH          sole              10505
TIM HORTONS
  INC............   COM          88706M103 $    225     4650   SH          sole               4650
TIME WARNER
  INC............   COM NEW      887317303 $  7,900   218600   SH          sole             218600
TORONTO
  DOMINION BK
  ONT............   COM NEW      891160509 $ 17,630   236010   SH          sole             236010
TRANSCANADA
  CORP...........   COM          89353D107 $ 10,720   245867   SH          sole             245867
UNITED
  TECHNOLOGIES
  CORP...........   COM          913017109 $     25      340   SH          sole                340
WAL MART
  STORES INC.....   COM          931142103 $ 13,289   222365   SH          sole             222365
WALGREEN CO......   COM          931422109 $     33     1000   SH          sole               1000
WELLS FARGO &
  CO NEW.........   COM          949746101 $    774    28095   SH          sole              28095
YUM BRANDS
  INC............   COM          988498101 $     24      400   SH          sole                400
                                           $377,411
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